Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income (loss)
Preferred stock dividends, (in hundredths)	5.00%	5.00%	0.00%
Change in unrealized appreciation on available-for-sale securities and interest rate swaps, tax effects	$ 617,676	$ 86,041	$ 5,061